Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 19:	SUBSEQUENT EVENTS

On March 17, 2024 the Company’s board of directors approved the grant of 148,500 options exercisable into 148,500 ADSs of the Company, out of which 138,500 are subject to shareholders meeting to be held on April 30, 2024 (which was approved on April 30, 2024 by Company’s shareholders meeting) to certain officers and directors of the Company. 100,000 options will be fully vested on date of grant and 48,500 options will vest according to Company’s 2011 share option plan.

On March 19, 2024, the Company signed a binding term sheet, subject to due diligence, with THE SOCIAL PROXY Ltd. (the “Social Proxy”) to acquire all of the issued and outstanding share capital of Social Proxy on a fully diluted basis. The acquisition included, among other things, the grant to the Social Proxy current shareholders of the right to appoint of 2 new directors to the Company’s board of directors, against the resignation of 2 Company’s current directors. Consequently, the Company approved to extend the resigning directors options exercise period for an additional 9 months period and up to an aggregate 12 months period following such termination date, which is subject to shareholders approval (which was approved on April 30, 2024 by Company’s shareholders meeting).

In addition, the Company has secured a commitment of an investment of an amount of US$1,500 thousands through a private placement to be consummated upon the closing of the Transaction, see also Note 1d.

On March 27, 2024 the Company entered into a loan agreement with the Social Proxy. According to the loan agreement, on March 27, 2024, the Company provided the Social Proxy with a loan of US$150 thousand. The loan bears an annual interest of 8%. The loan and accrued interest will be repaid at the earlier of (1) 120 days following March 27, 2024 or (2) the date upon which the parties decide to abandon attempts for Transaction. Upon repayment date, Social Proxy may repay the outstanding loan and accrued interest in 18 equal monthly installments. Social Proxy provided a first priority floating charge over all of it assets as a security to ensure repayment of the loan and accrued interest.